Schedule of Share-based Compensation, Stock Options, Activity (Details)	9 Months Ended	12 Months Ended
	Dec. 31, 2015 USD ($)	Mar. 31, 2015 USD ($)
Share Based Payments Schedule Of Share-based Compensation, Stock Options, Activity 1		$ 0
Share Based Payments Schedule Of Share-based Compensation, Stock Options, Activity 2		0
Share Based Payments Schedule Of Share-based Compensation, Stock Options, Activity 3		$ 3,230,031
Share Based Payments Schedule Of Share-based Compensation, Stock Options, Activity 4		0.0003
Share Based Payments Schedule Of Share-based Compensation, Stock Options, Activity 5		$ 0
Share Based Payments Schedule Of Share-based Compensation, Stock Options, Activity 6		$ 3,230,031
Share Based Payments Schedule Of Share-based Compensation, Stock Options, Activity 7		0.0003
Share Based Payments Schedule Of Share-based Compensation, Stock Options, Activity 8		$ 0
Share Based Payments Schedule Of Share-based Compensation, Stock Options, Activity 9		$ 4,920,000
Share Based Payments Schedule Of Share-based Compensation, Stock Options, Activity 10		1.14
Share Based Payments Schedule Of Share-based Compensation, Stock Options, Activity 11		$ 0
Share Based Payments Schedule Of Share-based Compensation, Stock Options, Activity 12		$ (3,230,031)
Share Based Payments Schedule Of Share-based Compensation, Stock Options, Activity 13		0.0003
Share Based Payments Schedule Of Share-based Compensation, Stock Options, Activity 14		$ 0
Share Based Payments Schedule Of Share-based Compensation, Stock Options, Activity 15		$ 4,920,000
Share Based Payments Schedule Of Share-based Compensation, Stock Options, Activity 16		1.14
Share Based Payments Schedule Of Share-based Compensation, Stock Options, Activity 17		$ 10,120,000
Share Based Payments Schedule Of Share-based Compensation, Stock Options, Activity 18		$ 2,015,001
Share Based Payments Schedule Of Share-based Compensation, Stock Options, Activity 19		1.41
Share Based Payments Schedule Of Share-based Compensation, Stock Options, Activity 20		$ 7,757,667
Blah 1 1	$ 4,920,000
Blah 1 2	1.14
Blah 1 3	$ 10,120,000
Blah 1 4	$ (94,640)
Blah 1 5	0.60
Blah 1 6	$ 0
Blah 1 7	$ 1,850,000
Blah 1 8	0.88
Blah 1 9	$ 0
Blah 1 10	$ 6,675,360
Blah 1 11	1.08
Blah 1 12	$ 2,588,702
Blah 1 13	$ 4,272,279
Blah 1 14	1.16
Blah 1 15	$ 1,637,490